Cash and Restricted Cash	12 Months Ended
Dec. 31, 2023
Disclosure Of Cash And Restricted Cash [Abstract]
Cash and restricted cash [Text Block]
Note 7: Cash and restricted cash

	At December 31
	2023	2022
Cash	$7,313	$10,309
Restricted cash	144	144
	$7,457	$10,453

Restricted cash includes an amount of $75 (December 31, 2022 - $75) in connection with an irrevocable standby letter of credit in favor of Kitikmeot Inuit Association in connection with the Company's Committee Bay project. Restricted cash is classified as a non-current asset and is not available for use within one year of the date of the consolidated statements of financial position.